S000017347 [Member] Annual Fund Operating Expenses - Municipal Total Return Managed Accounts Portfolio - Common Shares	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Component1 Other Expenses	0.01%	[2]
Component2 Other Expenses	0.04%
Expenses (as a percentage of Assets)	0.05%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.01%

[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	Includes interest expense and fees paid on Portfolio borrowings and/or interest and related expenses from inverse floaters.
[3]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses. This expense limitation may be terminated or modified only with the approval of shareholders of the Portfolio.